INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2022	2023
	RMB	RMB
BCA	2,235,457	2,529,525
NCC	580,678	590,525
Trademark and domain name	340,053	340,053
Technology	96,000	96,000
Less: accumulated amortization	(1,586,868)	(2,076,459)
Intangible assets, net	1,665,320	1,479,644

Schedule of estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter

Future Amortization Expense
RMB
For the years ending December 31,
2024	500,914
2025	500,907
2026	411,564
2027	65,190
2028 and thereafter	1,069
Total	1,479,644